Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Share capital, issued	103,087,744	102,272,614
Share capital, outstanding	103,087,744	102,272,614